Related parties - Schedule of Key Management Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Related Party [Abstract]
Salaries and other short-term employee costs	$ 2,381	$ 2,177	$ 8,599	$ 6,383
Pension costs	17	47	248	251
Share-based compensation expense	1,823	8,011	8,535	20,460
Other compensation	32	7	103	25
Key management compensation	$ 4,253	$ 10,242	$ 17,485	$ 27,119